CONCENTRATIONS (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Total revenue [Member]
Concentration of credit risk	10.00%	10.00%
Accounts Receivable [Member]
Total outstanding accounts and contracts receivable balance	10.00%
Cost of Revenue [Member]
SupplierAccountedPurchasePercentage	10.00%	10.00%
Customer One [Member] | Total revenue [Member]
Concentration of credit risk	20.60%
Customer One [Member] | Accounts Receivable [Member]
Total outstanding accounts and contracts receivable balance	31.30%		31.80%
Customer two [Member] | Total revenue [Member]
Concentration of credit risk	18.10%
Customer two [Member] | Accounts Receivable [Member]
Total outstanding accounts and contracts receivable balance	24.00%		29.10%
Customer Three [Member] | Total revenue [Member]
Concentration of credit risk	15.60%
Customer Three [Member] | Accounts Receivable [Member]
Total outstanding accounts and contracts receivable balance			16.20%
Customer Four [Member] | Total revenue [Member]
Concentration of credit risk	15.60%
Customer Four [Member] | Accounts Receivable [Member]
Total outstanding accounts and contracts receivable balance			14.80%
Customer Five [Member] | Total revenue [Member]
Concentration of credit risk	11.60%